Goodwill and Other Intangibles (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Reporting_Units	Dec. 31, 2011	Dec. 31, 2010
Goodwill and Other Intangibles (Textual) [Abstract]
Increase in goodwill is due to the acquisition		$ 35
Impairment	0	0
Reporting units for the purpose of goodwill impairment number	3
Amortization of Intangible Assets, Total	65	66	65
Amortization expense One Year	58
Amortization expense Two Year	50
Amortization expense Three Year	42
Amortization expense Four Year	35
Amortization expense Five Year	30
Indefinite-lived intangible assets, excess of fair value over carrying value percentage	14.00%
Construction Equipment Segment [Member]
Goodwill and Other Intangibles (Textual) [Abstract]
Increase in goodwill is due to the acquisition		$ 35